Nature of the Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business
1.	Nature of the Business
Surface Oncology, Inc. (the “Company” or “Surface”) is a clinical-stage immuno-oncology company focused on using its specialized knowledge of the biological pathways critical to the immunosuppressive tumor microenvironment (“TME”) for the development of next-generation cancer therapies. Surface was incorporated in April 2014 under the laws of the State of Delaware.
The Company is subject to risks common to early-stage companies in the biotechnology industry including, but not limited to, development by competitors of new technological innovations, protection of proprietary technology, dependence on key personnel, compliance with government regulations and the ability to obtain additional financing to fund operations. Product candidates currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel infrastructure and extensive compliance-reporting capabilities. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.
On May 22, 2020, the Company entered into a Capital on Demand
™
Sales Agreement (the “2020 Sales Agreement”) with JonesTrading to issue and sell shares of the Company’s common stock of up to $50,000 in gross proceeds, from time to time during the term of the 2020 Sales Agreement, through an
“at-the-market”
equity offering program under which JonesTrading will act as the Company’s agent and/or principal (the “2020 ATM Facility”). The 2020 ATM Facility provides that JonesTrading will be entitled to compensation for its services in an amount of up to 3.0% of the gross proceeds of any shares sold under the 2020 ATM Facility. The Company has no obligation to sell any shares under the 2020 ATM Facility and may, at any time, suspend solicitation and offers under the 2020 Sales Agreement. As of December 31, 2022, the Company has sold 2,303,545 shares of common stock at-the-market
under the 2020 ATM Facility for net proceeds of $19,479. As of August 5, 2021, the Company had closed the 2020 ATM Facility.
On August 5, 2021, the Company entered into an amendment to the 2020 Sales Agreement (as amended, the “Amended Sales Agreement”) with JonesTrading, which amended the 2020 Sales Agreement to allow the issuance and sale of up to $80,000 in gross proceeds, from time to time during the term of the Amended Sales Agreement, through an
“at-the-market”
equity offering program under which JonesTrading will act as the Company’s sales agent (“the 2021 ATM Facility”). The 2021 ATM Facility provides that JonesTrading will continue to be entitled to compensation for its services in an amount of up to 3.0% of the gross proceeds of any shares sold under the 2021 ATM Facility. The Company has no obligation to sell any shares under the Amended Sales Agreement and may, at any time, suspend solicitation and offers under the 2021 ATM Facility. As of December 31, 2022, the Company has sold 14,611,756 shares of common stock at-the-market
under the 2021 ATM Facility for net proceeds of $41,421.
Effective November 1, 2022, the Company’s Board of Directors approved a strategic decision to pause the internal clinical development of SRF617, a novel antibody targeting CD39, and focus resources on the advancement of its SRF388 and SRF114 programs, which the Company believes hold the greatest near-term potential to provide benefit to patients. The Company also implemented a corporate restructuring which reduced its workforce by approximately 20%. The majority of the personnel and program restructuring was completed during the fourth quarter of 2022. The Company recorded a charge in the fourth quarter of 2022 of $4,000, consisting of severance, benefits, outplacement services and costs associated with terminating contracts.

The Company’s financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business. The Company has primarily funded its operations with proceeds from private and public sales of its securities, proceeds from a collaboration agreement with Novartis, a license agreement with GSK, and issuance of a debt facility with K2 Health Ventures. The Company has incurred losses and negative cash flows from operations since its inception, including net losses of $63,586 and $78,485 for the years ended December 31, 2022 and 2021, respectively. The Company earned income of 59,337 for the year ended December 31, 2020, primarily related to revenue recognized under the GSK Agreement.
As further described in Note 18, on June 15, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among Coherus BioSciences, Inc., a Delaware corporation (“Parent”), Crimson Merger Sub I, Inc., a Delaware corporation and wholly owned subsidiary of Parent (“Merger Sub I”) and Crimson Merger Sub II, LLC, a Delaware limited liability company and wholly owned subsidiary of Parent (“Merger Sub II” and together with Merger Sub I, the “Merger Subs”).
Pursuant to the Merger Agreement, and subject to the terms and conditions set forth therein, Merger Sub I will merge with and into the Company (the “First Merger”), with the Company surviving such First Merger as a wholly owned subsidiary of Parent, and, as part of the same overall transaction, promptly after the First Merger, the surviving entity of the First Merger will merge with and into Merger Sub II (the “Second Merger” and together with the First Merger, the “Mergers”), with Merger Sub II surviving the Second Merger (the “Surviving Entity”).
In connection with the announcement of the Mergers, and on June 15, 2023, the Company was required under the terms of that certain Loan and Security Agreement (the “Loan Agreement”), dated November 22, 2019, as amended on October 1, 2021 and September 21, 2022, by and among K2 HealthVentures, LLC and Ankura Trust Company, LLC (collectively, the “Secured Parties”) and the Company, to pay in full all outstanding loan obligations due to the Secured Parties which is further described in Note 18. In addition, on June 15, 2023, the Company entered into a Lease Termination Agreement (the “Termination Agreement”)
with BMR-Hampshire LLC
(the “
Landlord
”) pursuant to which the parties agreed to terminate that certain Lease (the “
Lease
”) relating to the Company’s corporate headquarters at 50 Hampshire Street in Cambridge, MA (the “
Premises
”). As consideration for the Company entering into the Termination Agreement, the Company agreed to pay $10,000 to the Landlord which is further described in Note 18.
As of December 31, 2022 and 2021, the Company had an accumulated deficit of $204,329 and $140,743, respectively. The Company expects that its operating losses and negative cash flows from operations will continue for the foreseeable future. In addition, the Company’s repayment in full of the Loan Agreement and entering into the Lease Termination Agreement, further described in Note 18, negatively impacted the Company’s liquidity. In accordance with the requirements of ASC
205-40,
management has concluded these factors raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date these financial statements are issued.
There is no assurance that the planned merger with Coherus BioSciences, Inc. will be consummated, and if it is not, the Company will seek additional funding through public financings, debt financings, collaboration agreements, strategic alliances and licensing arrangements. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into collaborations or other arrangements. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. If the Company is unable to obtain funding, the Company could be required to delay, reduce, or eliminate research and development programs, product portfolio expansion, or future commercialization efforts, which could adversely affect its business prospects.
Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.